Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 7,522,000	$ 4,368,000	$ 6,199,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	7,521,745	4,368,391	6,198,587
Total share-based payment transactions	7,521,745	4,988,391	6,198,587
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	3,194,695	2,283,646	3,638,310
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	434,403	329,718	558,928
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 3,892,647	1,755,027	$ 2,001,349
Income Statement Functional Expense Categories | Legal, Patent and Other Professional Fees
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions		$ 620,000